Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets
10. Intangible assets:

		Accumulated	Net book
December 31, 2019	Cost	amortization	value
Patents and trademarks	$20,386	$9,333	$11,053
Technology	5,457	4,917	540
Customer contracts	12,150	10,668	1,482
Other intangibles	328	328	—
Total	$38,321	$25,246	$13,075

		Accumulated	Net book
December 31, 2018	Cost	amortization	value
Patents and trademarks	$21,142	$7,978	$13,164
Technology	5,150	4,369	781
Customer contracts	12,355	9,476	2,879
Other intangibles	334	329	5
Total	$38,981	$22,152	$16,829

During the year ended December 31, 2019, the Company recorded an impairment charge of $688 (2018 - $nil; 2017 - $nil). The impairment resulted primarily from the write-down of a trademark and was recorded in the Transportation segment.

During the year ended December 31, 2019, amortization of $2,931 (2018 - $3,420; 2017 - $3,452) was recognized in the consolidated statement of operations.